Annual Fund Operating Expenses - Invesco Government & Agency Portfolio	May 28, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
Premier Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%	[1]
Expenses (as a percentage of Assets)	0.17%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	0.12%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Expense Reimbursement (excluding certain items discussed in the SAI) of Premier Class shares to 0.12% of the Fund's average daily net assets (the “expense limit”). Unless Invesco continues the expense limit agreement, it will terminate on December 31, 2025. During its term, the expense limit agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.